Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,757	$ 1,406	$ 5,214
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,757	$ 1,406